INCOME TAXES (Tables)	12 Months Ended
Feb. 28, 2023
INCOME TAXES
Schedule of provision (credit) for income tax

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 28,
	2021	2022	2023

Current
- PRC income tax expenses	$161,488	$93,224	$19,894
Deferred
- PRC income tax expenses	(231,385)	303,768	117

Total	$(69,897)	$396,992	$20,011

Schedule of deferred tax assets and liabilities

	As of	As of
	February 28,	February 28,
	2022	2023
Deferred tax assets:
Advertising expense and prepaid rental	252,996	194,423
Property and equipment	6,893	2,988
Impairment loss on long-term investments	46,000	41,412
Others	21,939	45,927
Tax losses carry-forward	249,134	323,066
Less: valuation allowance	(570,215)	(601,843)

Deferred tax assets, net	$6,747	$5,973

Deferred tax liabilities:
Intangible assets	184	57
Property and equipment	924	—
Others	572	1,506

Deferred tax liabilities	$1,680	$1,563

Schedule of provision for income taxes

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 28,
	2021	2022	2023

Loss before provision for income tax	$(224,623)	$(778,130)	$(109,719)
PRC statutory income tax rate	25%	25%	25%

Income tax at statutory income tax rate	(56,156)	(194,533)	(27,430)
Effect of non-deductible expenses and loss and super deduction expenses	2,466	108,961	(10,200)
Effect of income tax exemptions and preferential tax rates	(98,368)	(68,090)	(47,062)
Effect of income tax rate difference in other jurisdictions	60,806	97,306	75,598
Change in valuation allowance	21,355	453,348	29,105

Income tax (benefit) / expense	$(69,897)	$396,992	$20,011

Schedule of tax holiday

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 28,
	2021	2022	2023

Increase in income tax expenses	$98,368	$68,090	$47,062
Net loss per common share-basic	$(1.05)	$(5.61)	$(0.86)
Net loss per common share-diluted	$(1.05)	$(5.61)	$(0.86)